UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06506

Western Asset Intermediate Muni Fund Inc.
(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY		10018
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2013

ITEM 1.                                                  SCHEDULE OF INVESTMENTS

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

FORM N-Q

AUGUST 31, 2013

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited)

August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS — 131.8%
Alaska — 0.4%
Anchorage, AK, GO, Refunding, FGIC	6.000%	10/1/14	$500,000	$529,590
Arizona — 3.1%
Pinal County, AZ, Electric District No. 3	4.000%	7/1/23	1,000,000	992,730
Pinal County, AZ, Electric District No. 3	5.000%	7/1/24	1,760,000	1,868,609
Pinal County, AZ, Electric District No. 3	5.000%	7/1/25	1,280,000	1,343,245
Total Arizona				4,204,584
California — 15.4%
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	1.160%	4/1/24	2,000,000	1,980,680	(a)(b)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	2,000,000	1,870,800	(c)(d)
California Statewide CDA Revenue, Lodi Memorial Hospital, CMI	5.000%	12/1/22	2,000,000	2,107,440
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	565,000	473,979
Long Beach, CA, Bond Finance Authority Lease Revenue	5.000%	8/1/31	1,855,000	1,873,513
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
Multiple Capital Project II	5.000%	8/1/21	1,000,000	1,119,630
Multiple Capital Project II	5.000%	8/1/22	1,000,000	1,112,270
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	3,000,000	3,198,750
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/24	4,130,000	4,509,175
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/25	2,000,000	2,155,380
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/26	300,000	337,455
Total California				20,739,072
Colorado — 5.6%
Colorado Educational & Cultural Facilities Authority Revenue Charter School:
Bromley School Project, SCA	5.125%	9/15/20	1,155,000	1,181,415
Refunding & Improvement, University Lab School, SCA	5.250%	6/1/24	1,350,000	1,365,039
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	2,000,000	2,020,960
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	2,000,000	2,242,360
SBC Metropolitan District, CO, GO, ACA	5.000%	12/1/25	750,000	753,247
Total Colorado				7,563,021
Connecticut — 1.2%
Connecticut State HEFA Revenue, Bristol Hospital	5.500%	7/1/21	1,680,000	1,684,805
Florida — 10.9%
Citizens Property Insurance Corp., FL	5.000%	6/1/16	5,000,000	5,490,400
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/30	1,500,000	1,498,230
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/31	4,000,000	3,856,880	(c)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/32	1,000,000	960,750	(c)
Miami-Dade County, FL, School Board, COP	5.000%	2/1/24	2,000,000	2,140,420
Old Palm Community Development District, FL, Palm Beach Gardens	5.375%	5/1/14	710,000	706,620
Total Florida				14,653,300
Georgia — 4.7%
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	2,000,000	2,314,160

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia — continued
Burke County, GA, Development Authority Revenue, Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	$1,000,000	$944,360	(a)(b)
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	2,000,000	2,047,980
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	1,000,000	1,079,190
Total Georgia				6,385,690
Illinois — 2.8%
Chicago, IL, O’Hare International Airport Revenue, Refunding Bonds, Lien A-2, AGM	5.750%	1/1/19	1,500,000	1,522,095	(c)
Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project	7.100%	12/1/15	440,000	475,666	(e)
Illinois Finance Authority Revenue, Memorial Health System	5.250%	4/1/29	1,670,000	1,708,761
Total Illinois				3,706,522
Indiana — 7.0%
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	1,000,000	1,019,660
Indianapolis, IN, Gas Utility Revenue, Second Lien	5.250%	8/15/29	4,000,000	4,071,200
Indianapolis, IN, Thermal Energy System, Multi-Mode	5.000%	10/1/23	4,000,000	4,356,040
Total Indiana				9,446,900
Iowa — 0.6%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	600,000	564,042
Iowa Fertilizer Co. Project	5.250%	12/1/25	250,000	217,185
Total Iowa				781,227
Massachusetts — 0.3%
Massachusetts State DFA Revenue, Curry College, ACA	6.000%	3/1/20	355,000	355,376
Michigan — 12.1%
Detroit, MI, Water Supply System Revenue, Senior Lien	5.250%	7/1/26	5,000,000	4,749,950
Michigan State Housing Development Authority Rental Housing Revenue	5.250%	10/1/24	2,640,000	2,689,368
Michigan State, Hospital Finance Authority Revenue:
Oakwood Obligated Group	5.500%	11/1/18	1,000,000	1,008,250	(f)
Refunding, Hospital Sparrow Obligated	5.000%	11/15/14	1,190,000	1,247,822
Walled Lake, MI, Consolidated School District, NATL	5.000%	5/1/22	1,000,000	1,043,580
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport	5.000%	12/1/16	5,000,000	5,581,400	(c)
Total Michigan				16,320,370
Nevada — 3.1%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	4,000,000	4,191,960
New Hampshire — 4.8%
New Hampshire HEFA Revenue, Healthcare Systems Covenant Health	5.000%	7/1/28	6,400,000	6,426,752

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey — 15.1%
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	$1,765,000	$1,653,029	(c)
School Facilities Construction	5.000%	3/1/29	5,000,000	5,075,450
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	2,000,000	2,561,800	(f)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	4,000,000	4,212,200
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	5.875%	6/1/21	345,000	354,577	(c)
New Jersey State Transportation Trust Fund Authority Revenue	5.250%	6/15/23	4,000,000	4,412,640
New Jersey State Turnpike Authority Revenue	0.590%	1/1/16	2,000,000	1,990,420	(a)(b)
Total New Jersey				20,260,116
New Mexico — 2.1%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/18	1,100,000	1,277,947
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/19	1,415,000	1,535,501
Total New Mexico				2,813,448
New York — 8.3%
New York State Dormitory Authority, New York & Presbyterian Hospital, AGM	5.250%	2/15/24	2,975,000	3,116,669	(f)
New York State Thruway Authority Highway & Bridge Trust Fund Revenue, AMBAC	5.000%	4/1/21	2,000,000	2,163,220
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	5.000%	3/15/26	200,000	218,198
New York, NY, GO	5.000%	8/1/21	5,000,000	5,721,750
Total New York				11,219,837
North Carolina — 1.3%
North Carolina Eastern Municipal Power Agency, Power Systems Revenue	5.000%	1/1/26	1,750,000	1,816,045
Ohio — 6.0%
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/23	1,700,000	1,884,144
Ohio State Air Quality Development Authority Revenue, FirstEnergy Generation Corp.	5.625%	6/1/18	1,000,000	1,102,550
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	5,000,000	5,093,500	(a)(b)
Total Ohio				8,080,194
Oklahoma — 2.0%
Grand River Dam Authority, OK, Revenue	5.000%	6/1/30	2,500,000	2,635,675
Oregon — 0.4%
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/28	570,000	582,557
Pennsylvania — 5.0%
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.000%	8/1/24	2,000,000	2,120,800
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/27	2,000,000	2,009,740

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania — continued
Philadelphia, PA, Gas Works Revenue, 7th General Ordinance, AMBAC	5.000%	10/1/17	$1,000,000	$1,091,750
Pittsburgh, PA, School District GO, AGM	5.375%	9/1/16	1,350,000	1,513,715
Total Pennsylvania				6,736,005
Rhode Island — 0.5%
Central Falls, RI, GO, Radian	5.875%	5/15/15	685,000	686,021
Tennessee — 5.5%
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	2,030,000	2,210,467
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	4,940,000	5,251,813
Total Tennessee				7,462,280
Texas — 6.4%
Dallas-Fort Worth, TX, International Airport Revenue, Refunding, AGM	5.500%	11/1/20	1,000,000	1,040,220	(c)
North Texas Tollway Authority Revenue, NATL	5.125%	1/1/28	2,000,000	2,091,620
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	3,000,000	3,219,180
Texas State Department Housing Community Affairs Home Mortgage Revenue, RIBS, GNMA/FNMA/FHLMC-Collateralized	13.433%	7/2/24	125,000	130,865	(a)(c)
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/22	2,000,000	2,078,100
Total Texas				8,559,985
Virginia — 4.7%
Pittsylvania County, VA, GO	5.500%	2/1/22	540,000	600,901
Pittsylvania County, VA, GO	5.500%	2/1/23	1,030,000	1,139,170
Pittsylvania County, VA, GO	5.600%	2/1/24	2,490,000	2,749,284
Virginia State Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/27	2,000,000	1,830,160	(c)
Total Virginia				6,319,515
Washington — 0.8%
Washington State Health Care Facilities Authority Revenue, Multicare Health System	5.750%	8/15/29	1,000,000	1,058,660
Wisconsin — 1.7%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	2,000,000	2,224,400	(c)
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $174,460,127)				177,443,907
SHORT-TERM INVESTMENTS — 3.5%
New York — 3.5%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Dexia Credit Local (Cost - $4,700,000)	0.400%	6/15/32	4,700,000	4,700,000	(g)(h)
TOTAL INVESTMENTS — 135.3% (Cost — $179,160,127#)				182,143,907
Auction Rate Cumulative Preferred Stock, at Liquidation Value — (37.1)%				(50,000,000)
Other Assets in Excess of Liabilities — 1.8%				2,445,813
TOTAL NET ASSETS — 100.0%				$134,589,720

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.
(b)	Maturity date shown represents the mandatory tender date.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2013

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(f)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.
(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	ACA	- American Capital Assurance - Insured Bonds
	AGC	- Assured Guaranty Corporation - Insured Bonds
	AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
	AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
	CDA	- Communities Development Authority
	CMI	- California Mortgage Insurance Program - Insured Bonds
	COP	- Certificates of Participation
	CTFS	- Certificates
	DFA	- Development Finance Agency
	EDA	- Economic Development Authority
	EFA	- Educational Facilities Authority
	FGIC	- Financial Guaranty Insurance Company - Insured Bonds
	FHA	- Federal Housing Administration
	FHLMC	- Federal Home Loan Mortgage Corporation
	FNMA	- Federal National Mortgage Association
	GNMA	- Government National Mortgage Association
	GO	- General Obligation
	HEFA	- Health & Educational Facilities Authority
	IDA	- Industrial Development Authority
	NATL	- National Public Finance Guarantee Corporation - Insured Bonds
	PCFA	- Pollution Control Financing Authority
	PCR	- Pollution Control Revenue
	Radian	- Radian Asset Assurance - Insured Bonds
	RIBS	- Residual Interest Bonds
	SCA	- Syncora Capital Assurance Inc. - Insured Bonds
	SPA	- Standby Bond Purchase Agreement - Insured Bonds

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2013

Summary of Investments by Industry †

Power	20.1%
Industrial Revenue	14.9
Transportation	12.7
Health Care	10.1
Leasing	8.4
Local General Obligation	8.1
Education	6.3
Special Tax Obligation	5.2
Water & Sewer	4.9
Pre-Refunded/Escrowed to Maturity	3.9
Housing	1.6
Other	1.2
Short - Term Investments	2.6
100.0%

† As a percentage of total investments. Please note that Fund holdings are as of August 31, 2013 and are subject to change.

Ratings Table*
Standard & Poor’s/Moody’s/Fitch**

AAA/Aaa	1.1%
AA/Aa	32.7
A	48.0
BBB/Baa	9.1
BB/Ba	4.0
B/B	0.9
A-1/VMIG 1	2.6
NR	1.6
100.0%

*	As a percentage of total investments.
**

The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to schedule of investments (unaudited) (continued)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$177,443,907	—	$177,443,907
Short-term investments†	—	4,700,000	—	4,700,000
Total investments	—	$182,143,907	—	$182,143,907

†See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Security transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At August 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,330,307
Gross unrealized depreciation	(4,346,527)
Net unrealized appreciation	$2,983,780

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

At August 31, 2013, the Fund did not have any derivative instruments outstanding.

During the period ended August 31, 2013, the volume of derivative activity for the Fund was as follows:

Average market value
Futures contracts (to sell)†	$5,188,197

† At August 31, 2013, there were no open positions held in this derivative.

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Intermediate Muni Fund Inc.

By	/s/Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:  October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:  October 25, 2013

By	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:  October 25, 2013